Stock-based Compensation	12 Months Ended
Dec. 29, 2012
Stock-based Compensation
15.	Stock-based Compensation

2003 Stock Incentive Plan

The 2003 Stock Incentive Plan (the “2003 Plan”) was approved by Holdco’s Board of Directors and was effective as of October 30, 2003. The 2003 Plan permits Holdco to grant to key employees and certain other persons stock options and stock awards and provides for a total of 288,023 shares of common stock for issuance of options and awards to employees of Holdco and its subsidiaries and a total of 10,000 shares of common stock for issuance of options and awards to directors and other persons providing services to Holdco. As of December 29, 2012, there were 288,648 shares in total available for grant under the 2003 Plan. The maximum grant to any one person must not exceed 70,400 shares in the aggregate. Holdco does not currently intend to make any additional grants under the 2003 Plan.

Option grants consist of “time options”, which vest and become exercisable in annual installments over the first five years following the date of grant, and/or “performance options”, which vest and become exercisable over the first five years following the date of grant at varying levels based on the achievement of certain EBITDA targets, and in any event by the eighth anniversary of the date of grant. The performance vesting includes certain carryforward provisions if targets are not achieved in a particular fiscal year and performance in a subsequent fiscal year satisfies cumulative performance targets, subject to certain conditions. Upon the occurrence of a “change in control” (as defined in the 2003 Plan), the unvested portion of any time option will immediately become vested and exercisable, and the vesting and exercisability of the unvested portion of any performance option may accelerate depending on the timing of the change of control and return on DLJMBP III’s equity investment in Holdco, all as provided under the 2003 Plan. A “change in control” under the 2003 Plan is defined as: (i) any person or other entity (other than any of Holdco’s subsidiaries), including any “person” as defined in Section 13(d)(3) of the Exchange Act, other than certain of the DLJMBP funds or affiliated parties thereof, becoming the beneficial owner, directly or indirectly, in a single transaction or a series of related transactions, by way of merger, consolidation or other business combination, of securities of Holdco representing more than 51% of the total combined voting power of all classes of capital stock of Holdco (or its successor) normally entitled to vote for the election of directors of Holdco or (ii) the sale of all or substantially all of the property or assets of Holdco to any unaffiliated person or entity other than one of Holdco’s subsidiaries is consummated. The Transactions did not constitute a change of control under the 2003 Plan. Options issued under the 2003 Plan in January 2004 expire on the tenth anniversary of the grant date, in or about January 2014. The shares underlying the options are subject to certain transfer and other restrictions set forth in a management stockholders agreement dated July 29, 2003, by and among Holdco and certain holders of the capital stock of Holdco. Participants under the 2003 Plan also agree to certain restrictive covenants with respect to confidential information learned in their employment and certain non-competition obligations in connection with their receipt of options.

2004 Stock Option Plan

In connection with the closing of the Transactions, Holdco established a new stock option plan, which permits Holdco to grant to key employees and certain other persons of Holdco and its subsidiaries various equity-based awards, including stock options and restricted stock. The plan, currently known as the Third Amended and Restated 2004 Stock Option Plan for Key Employees of Visant Holding Corp. and Subsidiaries (the “2004 Plan”), provides for the issuance of a total of 510,230 shares of Holdco Class A Common Stock (“Class A Common Stock”). As of December 29, 2012, there were 105,227 shares available for grant under the 2004 Plan. Shares related to grants that are forfeited, terminated, cancelled or expire unexercised become available for new grants.

Option grants consist of “time options”, which fully vested and became exercisable in annual installments through 2009 (for those options granted in 2004 and 2005), and/or “performance options”, which vest and become exercisable following the date of grant based upon the achievement of certain EBITDA and other performance targets, and in any event by the eighth anniversary of the date of grant. The performance vesting includes certain carryforward provisions if targets are not achieved in a particular fiscal year and performance in a subsequent fiscal year satisfies cumulative performance targets. Upon the occurrence of a “change in control” (as defined under the 2004 Plan), the unvested portion of any time option will immediately become vested and exercisable, and the vesting and exercisability of the unvested portion of any performance option may accelerate, if certain EBITDA or other performance measures have been satisfied. A “change in control” under the 2004 Plan is defined as: (i) the sale (in one or a series of transactions) of all or substantially all of the assets of Holdco to an unaffiliated person; (ii) a sale (in one transaction or a series of transactions) resulting in more than 50% of the voting stock of Holdco being held by an unaffiliated person; (iii) a merger, consolidation, recapitalization or reorganization of Holdco with or into an unaffiliated person; in the case of each of clauses (i) through (iii) above, if and only if any such event results in the inability of the Sponsors, or any member or members of the Sponsors, to designate or elect a majority of Holdco’s Board of Directors (or the board of directors of the resulting entity or its parent company). The option exercise period is determined at the time of grant of the option but may not extend beyond the end of the calendar year that is ten calendar years after the date the option is granted. Options granted under the 2004 Plan will begin expiring in late 2014. All stock options, restricted shares and any common stock received upon the exercise of such equity awards or with respect to which restrictions lapse are governed by a management stockholder’s agreement and a sale participation agreement. As of December 29, 2012, there were 268,000 options vested under the 2004 Plan and 40,000 options unvested and subject to future vesting.

2010 LTIP

During the first fiscal quarter of 2010, the Company implemented long-term phantom share incentive arrangements with certain key employees (the “2010 LTIP”). The awards were subject to vesting based on meeting certain performance objectives and/or continued employment. 2010 LTIP awards were settled in cash in an amount equal to the fair market value of one share of Class A Common Stock as of the vesting date multiplied by the number of phantom share units in which the executive’s awards have vested, payable in a lump sum. As of December 29, 2012, payments in the aggregate of $16.1 million were made with respect to awards made under the 2010 LTIP.

Jostens 2012 LTIP

During the fourth quarter of 2012, Jostens implemented the 2012 LTIP, a long-term phantom share incentive program with certain of Jostens’ key employees (the “2012 LTIP”). The program provides for the grant of phantom shares to the participating employee, which are subject to vesting and other terms and conditions and restrictions of the share award, including meeting certain performance metrics and continued employment. The grants will be settled in cash in a lump sum amount based on the fair market value of the Class A Common Stock and the number of shares in which the executive has vested, following the end of fiscal year 2014 (which occurs on January 3, 2015). In the case of a limited number of certain senior executives of Jostens, absent a change of control prior to January 3, 2015, payment with respect to a portion of the lump sum payment in respect of performance award in which the executive vests as of the end of fiscal year 2014 will not be due until the earlier of a change in control or early 2016 (and not later than March 15, 2016). The awards provide for certain vesting and settlement of the vested award following the occurrence of certain termination of employment events prior to January 3, 2015, as described therein. Shares not vested, including if the respective performance target is not achieved, are forfeited without payment. The awards are also subject to certain covenants by the employee as to confidentiality, non-competition and non-solicitation to which the employee is bound during his or her employment and for two years following a separation of service.

Common Stock

Visant is an indirect, wholly owned subsidiary of Holdco. The Sponsors hold shares of the Class A Common Stock of Holdco, and additionally Visant’s equity-based incentive compensation plans are based on the value of the Class A Common Stock. There is no established public market for the Class A Common Stock. The fair market value of the Class A Common Stock is established pursuant to the terms of the 2004 Plan and is determined by a third party valuation, and the methodology to determine the fair market value under the equity incentive plans does not give effect to any premium for control or discount for minority interests or restrictions on transfers. Fair value includes any premium for control or discount for minority interests or restrictions on transfers. Holdco used a discounted cash flow analysis and selected public company analysis to determine the enterprise value and share price for the Class A Common Stock.

For the years ended December 29, 2012, December 31, 2011 and January 1, 2011, Visant recognized total stock-based compensation expense of approximately $1.1 million, $7.0 million and $13.4 million, respectively, which was included in selling and administrative expenses.

During the year ended December 29, 2012, Visant issued, subject to vesting, a total of 40,000 options of Class A Common Stock to one executive officer under the 2004 Plan. During the year ended December 31, 2011, there were no issuances of stock options or restricted shares.

As of December 29, 2012, $0.3 million of total unrecognized stock-based compensation expense related to restricted shares is expected to be recognized over a weighted-average period of 0.8 years.

Stock Options

The following table summarizes stock option activity for the Company:

Options in thousands	Options	Weighted - average exercise price
Outstanding at December 31, 2011	283	$44.93
Exercised	—	$—
Granted	40	$96.20
Forfeited/expired	(6)	$146.66
Cancelled	—	$—

Outstanding at December 29, 2012	317	$49.28

Vested or expected to vest at December 29, 2012	317	$49.28

Exercisable at December 29, 2012	277	$42.58

During the fiscal year ended December 29, 2012, the Company granted an aggregate of 40,000 stock options under the 2004 Plan to one employee of a subsidiary of Visant. The per-share weighted average fair value of stock options granted was $43.81 on the date of grant using the Black-Scholes option pricing model. The following key assumptions were used to value options issued:

2012
Expected life	6.1 years
Expected volatility	68.8%
Dividend yield	—
Risk-free interest rate	1.0%

The weighted-average remaining contractual life of outstanding options at December 29, 2012 was approximately 3.0 years. As of December 29, 2012, there was $1.5 million unrecognized stock-based compensation expense related to stock options expected to be recognized.

LTIP

The following table summarizes 2010 LTIP and 2012 LTIP award activity for the Company:

Units in thousands	2010 LTIP	2012 LTIP
Outstanding at December 31, 2011	43	—
Granted	—	66
Forfeited/Expired	—	—
Settled/Paid	(43)	—
Cancelled	—	—

Outstanding at December 29, 2012	—	66

Vested or expected to vest at December 29, 2012	—	27

As of December 29, 2012, there was $0.9 million of unrecognized stock-based compensation expense related to the 2012 LTIP to be recognized.